BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Earnings Per Share	Earnings (Loss) Per ShareBasic earnings per share ("EPS") are based upon the weighted average number of common shares outstanding during the period. Diluted earnings per share are based upon the weighted average number of common shares outstanding during the period assuming the issuance of common shares for all potentially dilutive common shares outstanding.